SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The financial statements are prepared under the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan’s money market funds, mutual funds and Company common stock fund are stated at fair value using quoted market prices. Refer to Note 3 for additional disclosures.
Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Income from investments is recorded as earned on an accrual basis.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are valued at the outstanding principal balance, which represents the exit value upon collection, either by repayment or by deemed distribution if not repaid.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Contributions
Contributions
Participant and employer contributions are accrued in the period that payroll deductions are made from plan participants in accordance with salary deferral agreements and as such, become obligations of the Company and assets of the Plan.